RISK MANAGEMENT (Details 23) - CLP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016
Risk Management Details 19
Basic capital	$ 3,189,876	[1]	$ 3,173,516
Regulatory capital	$ 3,249,572	[2]	$ 3,252,175
Basic capital (%)	1046.00%	[3]	995.00%
Regulatory capital (%)	1467.00%	[4]	1402.00%

[1]	Basic capital is defined as the net amount that should be shown in the Consolidated Financial Statements as "equity attributable to equity holders of the Bank" as indicated in the Compendium of Accounting Standards.
[2]	Regulatory capital is equal to basic capital plus subordinated bonds, additional provisions, and non-controlling interest as indicated in the Compendium of Accounting Standards; however, if that amount is greater than 20% of basic capital, only the amount equivalent to that percentage will be added; goodwill is subtracted and if the sum of the assets corresponding to minority investments in subsidiaries other than banking support companies is greater than 5% of basic capital, the amount that the sum exceeds that percentage will also be subtracted.
[3]	The consolidated basic capital ratio is equal to basic capital divided by total assets for capital purposes (includes items outside the Consolidated Statement of Financial Position).
[4]	The consolidated solvency ratio is equal to the ratio of regulatory capital to weighted assets.